Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-14468
Entity Registrant Name	PURE BIOSCIENCE, INC.
Entity Central Index Key	0001006028
Entity Tax Identification Number	33-0530289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	771 Jamacha Rd.
Entity Address, Address Line Two	#512
Entity Address, City or Town	El Cajon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92019
City Area Code	(619)
Local Phone Number	596-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false